ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Components of accrued expenses

(in thousands of $)	2012	2011
Vessel operating and drydocking expenses	8,248	8,298
Administrative expenses	8,070	6,555
Interest expense	3,094	7,045
Provision for taxes	1,001	8,744
	20,413	30,642